Property and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

At September 30, 2018 and March 31, 2018, property and equipment consisted of the following:

	September 30, 2018	March 31, 2018
	(Unaudited)
Office furniture and fixtures	$25,321	$25,021
Less: Accumulated Depreciation	(8,240)	(4,813)
	$17,081	$20,208

At March 31, 2018, 2017 and 2016, property and equipment consisted of the following:

	Successor		Predecessor
	March 31, 2018	March 31, 2017	March 31, 2016

Office furniture and fixtures	$25,021	$11,977	$-
Less: Accumulated Depreciation	(4,813)	(998)	-
	$20,208	$10,979	$-